Condensed Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net Income (Loss) Attributable to Parent	$ 0	$ (163)	$ (83)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	45	(1)
Other comprehensive income (loss), net of tax:
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax, Portion Attributable to Parent	45	(1)	(63)
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Net Prior Service Cost (Credit) Arising During Period, Net of Tax	(13)	(17)	1
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax, Portion Attributable to Parent	(13)	(17)
Other comprehensive loss	58	16	(64)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	$ 58	$ (147)	$ (147)